COMMITMENTS AND CONTINGENCIES (Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Future minimum payments, operating leases:
2015	$ 4,636
2016	3,842
2017	1,261
Thereafter	540
Future minimum lease commitments	10,279
Renewal option, minimum	1 year
Renewal option, maximum	5 years
Rent expenses	$ 3,433	$ 3,611	$ 3,195